THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL FUNDS

REDWHEEL GLOBAL EMERGING EQUITY FUND

JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value
Argentina — 1.8%
Energy — 1.4%
Vista Energy ADR *	32,724	$2,087,791
YPF ADR *	23,796	1,082,004
		3,169,795
Financials — 0.4%
Grupo Financiero Galicia ADR	18,141	907,594
Total Argentina		4,077,389

Australia — 1.0%
Materials — 1.0%
Anglogold Ashanti	28,195	2,280,694
Total Australia		2,280,694

Brazil — 9.7%
Consumer Staples — 1.3%
Ambev	895,800	2,817,574
Energy — 2.4%
Petroleo Brasileiro - Petrobras ADR	334,197	5,400,624
Financials — 1.2%
Banco BTG Pactual	248,900	2,613,571
Industrials — 2.9%
Embraer ADR	62,761	4,004,152
WEG	255,300	2,313,802
		6,317,954
Materials — 1.9%
Vale ADR, Cl B	282,091	4,242,649
Total Brazil		21,392,372

Chile — 2.2%
Materials — 2.2%
Sociedad Quimica y Minera de Chile ADR	66,457	4,920,476
Total Chile		4,920,476

THE ADVISORS’ INNER CIRCLE FUND III

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JUNE 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
China — 21.6%
Communication Services — 3.7%
Kuaishou Technology, Cl B	385,664	$2,067,327
Tencent Holdings	109,795	6,059,387
		8,126,714
Consumer Discretionary — 5.9%
Alibaba Group Holding	462,103	5,540,465
Alibaba Group Holding ADR	15,895	1,525,602
BYD	424,500	3,933,784
Ningbo Tuopu Group, Cl A	241,400	2,026,760
		13,026,611
Industrials — 5.2%
Contemporary Amperex Technology	56,200	5,062,966
Contemporary Amperex Technology, Cl A	105,740	6,146,621
Kanzhun ADR	24,643	317,155
		11,526,742
Information Technology — 1.8%
Victory Giant Technology Huizhou *	49,358	2,199,130
Victory Giant Technology Huizhou, Cl A	33,300	1,718,044
		3,917,174
Materials — 3.3%
Guangzhou Tinci Materials Technology, Cl A	327,600	2,493,152
Shanghai Putailai New Energy Technology Group	268,235	1,148,280
Wanhua Chemical Group, Cl A	237,400	2,400,492
Zijin Mining Group	314,000	1,110,417
		7,152,341
Real Estate — 1.7%
China Overseas Land & Investment	686,500	1,059,647
Country Garden Services Holdings	1,752,856	1,089,028
Longfor Group Holdings	2,133,500	1,633,398
		3,782,073
Total China		47,531,655

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REDWHEEL GLOBAL EMERGING EQUITY FUND

JUNE 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Czechia — 0.6%
Industrials — 0.6%
CSG *	93,729	$1,368,753
Total Czechia		1,368,753

Ghana — 0.1%
Energy — 0.1%
Tullow Oil *	2,049,784	313,069
Total Ghana		313,069

Greece — 2.2%
Financials — 2.2%
Piraeus Bank	457,454	4,764,499
Total Greece		4,764,499

Hong Kong — 0.5%
Materials — 0.5%
Zijin Gold International	93,464	1,068,208
Total Hong Kong		1,068,208

India — 8.4%
Communication Services — 1.6%
Bharti Airtel	179,589	3,518,013
Financials — 3.3%
ICICI Bank	362,448	5,290,737
SBI Life Insurance	106,908	1,995,451
		7,286,188
Industrials — 0.8%
GMR Airports *	1,553,580	1,842,604
Information Technology — 0.9%
Infosys ADR	183,992	1,930,076
Materials — 1.8%
Tata Steel	1,941,633	3,864,413
Total India		18,441,294

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REDWHEEL FUNDS

REDWHEEL GLOBAL EMERGING EQUITY FUND

JUNE 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Kazakhstan — 0.6%
Financials — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR	42,348	$1,286,418
Total Kazakhstan		1,286,418

Mexico — 2.3%
Consumer Staples — 1.3%
Wal-Mart de Mexico	931,700	2,733,182
Financials — 1.0%
Grupo Financiero Banorte, Cl O	214,400	2,272,373
Total Mexico		5,005,555

Nigeria — 1.2%
Financials — 1.2%
Guaranty Trust Holding	26,829,125	2,548,767
Total Nigeria		2,548,767

Peru — 2.3%
Financials — 2.3%
Credicorp	13,243	5,159,208
Total Peru		5,159,208

Russia — –%
Energy — –%
Rosneft Oil PJSC * (A)	292,949	—
Total Russia		–

Saudi Arabia — 0.7%
Materials — 0.7%
Saudi Basic Industries	108,527	1,488,733
Total Saudi Arabia		1,488,733

South Africa — 6.5%
Communication Services — 1.9%
MTN Group	297,814	4,145,193
Financials — 2.7%
Capitec Bank Holdings	8,290	2,405,242

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REDWHEEL FUNDS

REDWHEEL GLOBAL EMERGING EQUITY FUND

JUNE 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
South Africa — (continued)
Financials — (continued)
Standard Bank Group	180,232	$3,555,640
		5,960,882
Materials — 1.9%
Gold Fields ADR	63,669	2,138,641
Impala Platinum Holdings	203,089	2,132,306
		4,270,947
Total South Africa		14,377,022

South Korea — 11.6%
Consumer Discretionary — 2.0%
Kia	50,623	4,572,153
Financials — 1.9%
KB Financial Group	21,704	2,245,654
Shinhan Financial Group	30,660	1,922,371
		4,168,025
Information Technology — 7.7%
Samsung Electronics	76,289	16,928,319
Total South Korea		25,668,497

Taiwan — 17.5%
Industrials — 2.3%
Fortune Electric	204,000	5,036,338
Information Technology — 15.2%
Accton Technology	41,000	3,270,249
Alchip Technologies	54,146	7,251,788
ASE Technology Holding	58,000	1,294,360
MediaTek	42,660	5,813,053
Taiwan Semiconductor Manufacturing	152,904	12,062,640
Taiwan Semiconductor Manufacturing ADR	7,867	3,757,043
		33,449,133
Total Taiwan		38,485,471

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JUNE 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Turkey — 1.0%
Consumer Staples — 1.0%
BIM Birlesik Magazalar	288,796	$2,264,709
Total Turkey		2,264,709

Vietnam — 2.4%
Consumer Staples — 1.1%
Masan Group *	889,900	2,448,976
Financials — 0.5%
VPS Securities JSC *	777,360	980,315
Materials — 0.8%
Hoa Phat Group JSC	2,018,245	1,791,977
Total Vietnam		5,221,268

Zambia — 3.0%
Materials — 3.0%
First Quantum Minerals *	238,429	6,510,477
Total Zambia		6,510,477

TOTAL COMMON STOCK
(Cost $161,131,579)		214,174,534

PREFERRED STOCK — 1.4%
Brazil — 1.4%
Financials — 1.4%
Itau Unibanco Holding (B)	381,312	3,114,766
Total Brazil		3,114,766

TOTAL PREFERRED STOCK
(Cost $1,854,364)		3,114,766
TOTAL INVESTMENTS— 98.6%
(Cost $162,985,943)		$217,289,300

Percentages are based on Net Assets of $220,269,206.

* Non-income producing security.

(A) Level 3 security in accordance with fair value hierarchy.

(B) There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL FUNDS

REDWHEEL GLOBAL EMERGING EQUITY FUND

JUNE 30, 2026 (UNAUDITED)

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL FUNDS

REDWHEEL NEXT GENERATION POWER INFRASTRUCTURE FUND

JUNE 30, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.4%
	Shares	Value
Belgium — 1.6%
Utilities — 1.6%
Elia Group SA/NV, Cl B	23,949	$3,815,959
Total Belgium		3,815,959

Brazil — 2.2%
Utilities — 2.2%
Transmissora Alianca de Energia Eletrica S	692,900	5,346,734
Total Brazil		5,346,734

Canada — 9.3%
Utilities — 9.3%
Algonquin Power & Utilities	1,682,011	9,856,584
Boralex, Cl A	149,911	3,909,573
Brookfield Renewable Partners	136,416	4,737,728
Northland Power	279,124	4,395,158
Total Canada		22,899,043

China — 2.6%
Energy — 1.1%
China Suntien Green Energy Corp Ltd	6,762,782	2,675,548
Utilities — 1.5%
China Longyuan Power Group Corp Ltd	4,867,898	3,108,781
Xinyi Energy Holdings Ltd	4,564,780	518,476
		3,627,257
Total China		6,302,805

France — 2.9%
Utilities — 2.9%
Engie	223,240	7,030,686
Total France		7,030,686

Germany — 1.0%
Utilities — 1.0%
E.ON SE	122,680	2,524,327
Total Germany		2,524,327

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL FUNDS

REDWHEEL NEXT GENERATION POWER INFRASTRUCTURE FUND

JUNE 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Greece — 1.9%
Utilities — 1.9%
Holding ADMIE IPTO	887,943	$4,720,617
Total Greece		4,720,617

India — 6.0%
Utilities — 6.0%
ReNew Energy Global PLC, Cl A *	2,365,345	14,783,406
Total India		14,783,406

Italy — 8.2%
Utilities — 8.2%
Enel SPA	939,830	10,786,833
ERG SPA	343,395	9,392,513
Total Italy		20,179,346

Japan — 1.9%
Utilities — 1.9%
RENOVA Inc *	774,105	4,724,832
Total Japan		4,724,832

Singapore — 2.6%
Utilities — 2.6%
Sembcorp Industries	1,323,700	6,512,016
Total Singapore		6,512,016

Spain — 9.4%
Utilities — 9.4%
EDP Renovaveis SA	938,431	15,169,115
Iberdrola SA	321,869	8,016,101
Total Spain		23,185,216

Switzerland — 4.0%
Utilities — 4.0%
BKW AG	58,517	9,855,838
Total Switzerland		9,855,838

THE ADVISORS’ INNER CIRCLE FUND III

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REDWHEEL NEXT GENERATION POWER INFRASTRUCTURE FUND

JUNE 30, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United Kingdom — 5.4%
Utilities — 5.4%
Drax Group PLC	565,314	$5,707,037
National Grid PLC	465,488	7,682,239
Total United Kingdom		13,389,276

United States — 36.4%
Industrials — 1.9%
Sunrun Inc *	358,616	4,798,282
Utilities — 34.5%
Avista Corp	132,723	5,429,698
Clearway Energy Inc, Cl C	363,244	12,415,680
Constellation Energy Corp	34,463	8,559,575
Dominion Energy Inc	180,296	12,312,414
Exelon Corp	205,148	9,564,000
Fervo Energy, Cl A *	97,130	2,839,110
NextEra Energy Inc	127,065	11,152,495
Ormat Technologies Inc	70,505	7,677,994
PG&E	335,863	5,649,216
Public Service Enterprise Group Inc	113,673	9,225,701
		84,825,883
Total United States		89,624,165

TOTAL COMMON STOCK
(Cost $198,127,847)		234,894,266

THE ADVISORS’ INNER CIRCLE FUND III

REDWHEEL FUNDS

REDWHEEL NEXT GENERATION POWER INFRASTRUCTURE FUND

JUNE 30, 2026 (UNAUDITED)

CLOSED END MUTUAL FUND — 2.0%
	Shares	Value
United Kingdom — 2.0%
Equity Fund — 2.0%
Greencoat UK Wind PLC	3,692,407	$4,979,143
Total United Kingdom		4,979,143
TOTAL Closed End Mutual Fund
(Cost $5,584,292)		4,979,143
TOTAL INVESTMENTS— 97.4%
(Cost $203,712,139)		$239,873,409

Percentages are based on Net Assets of $246,174,132.

* Non-income producing security.

Cl	Class
Ltd.	Limited
PLC	Public Limited Company

RWC-QH-001-1800